UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 9.9%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	18,101	228,797
Johnson Controls, Inc.	47,778	1,576,196

		1,804,993
Automobiles 0.4%
Ford Motor Co.* (a)	239,520	3,010,766
Harley-Davidson, Inc. (a)	16,799	471,548

		3,482,314
Distributors 0.1%
Genuine Parts Co. (a)	11,422	482,465
Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"* (a)	8,909	546,033
DeVry, Inc.	4,605	300,246
H&R Block, Inc.	24,969	444,448

		1,290,727
Hotels Restaurants & Leisure 1.5%
Carnival Corp. (Units)	30,796	1,197,349
Darden Restaurants, Inc. (a)	10,350	460,989
International Game Technology	22,217	409,904
Marriott International, Inc. "A" (a)	18,237	574,830
McDonald's Corp.	76,928	5,132,636
Starbucks Corp.*	52,275	1,268,714
Starwood Hotels & Resorts Worldwide, Inc. (a)	12,866	600,070
Wyndham Worldwide Corp.	12,145	312,491
Wynn Resorts Ltd.	4,736	359,131
Yum! Brands, Inc.	33,128	1,269,796

		11,585,910
Household Durables 0.4%
D.R. Horton, Inc. (a)	19,022	239,677
Fortune Brands, Inc.	11,145	540,644
Harman International Industries, Inc.*	4,700	219,866
Leggett & Platt, Inc.	10,054	217,569
Lennar Corp. "A"	11,324	194,886
Newell Rubbermaid, Inc. (a)	18,781	285,471
Pulte Group, Inc.* (a)	21,787	245,104
Stanley Black & Decker, Inc.	11,296	648,503
Whirlpool Corp. (a)	5,538	483,191

		3,074,911
Internet & Catalog Retail 0.6%
Amazon.com, Inc.* (a)	24,298	3,297,968
Expedia, Inc.	15,647	390,549
Priceline.com, Inc.* (a)	3,248	828,240

		4,516,757
Leisure Equipment & Products 0.1%
Eastman Kodak Co.* (a)	20,015	115,887
Hasbro, Inc.	8,513	325,877
Mattel, Inc.	25,182	572,639

		1,014,403
Media 3.0%
CBS Corp. "B"	49,063	683,938
Comcast Corp. "A"	202,234	3,806,044
DIRECTV "A"*	66,644	2,253,234
Discovery Communications, Inc. "A"* (a)	20,616	696,615
Gannett Co., Inc.	16,422	271,291
Interpublic Group of Companies, Inc.* (a)	36,528	303,913
McGraw-Hill Companies, Inc. (a)	22,868	815,244
Meredith Corp. (a)	2,824	97,174
New York Times Co. "A"* (a)	9,110	101,394
News Corp. "A"	160,137	2,307,574
Omnicom Group, Inc. (a)	21,632	839,538
Scripps Networks Interactive "A"	5,962	264,415
Time Warner Cable, Inc. (a)	24,863	1,325,446
Time Warner, Inc.	81,603	2,551,726
Viacom, Inc. "B"*	42,741	1,469,436
Walt Disney Co.	138,229	4,825,574
Washington Post Co. "B"	418	185,667

		22,798,223
Multiline Retail 0.9%
Big Lots, Inc.* (a)	5,414	197,178
Family Dollar Stores, Inc.	9,607	351,712
J.C. Penney Co., Inc. (a)	16,961	545,636
Kohl's Corp.* (a)	21,605	1,183,522
Macy's, Inc. (a)	30,290	659,413
Nordstrom, Inc. (a)	11,546	471,654
Sears Holdings Corp.* (a)	3,397	368,337
Target Corp. (a)	53,737	2,826,566

		6,604,018
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A"	6,001	273,886
AutoNation, Inc.* (a)	5,468	98,861
AutoZone, Inc.*	2,213	383,048
Bed Bath & Beyond, Inc.*	19,305	844,787
Best Buy Co., Inc.	24,862	1,057,629
GameStop Corp. "A"* (a)	11,815	258,867
Home Depot, Inc.	120,777	3,907,136
Limited Brands, Inc.	18,280	450,053
Lowe's Companies, Inc.	105,042	2,546,218
O'Reilly Automotive, Inc.* (a)	10,373	432,658
Office Depot, Inc.*	18,292	145,970
RadioShack Corp.	8,028	181,674
Ross Stores, Inc. (a)	8,927	477,327
Staples, Inc.	51,064	1,194,387
The Gap, Inc.	34,544	798,312
The Sherwin-Williams Co. (a)	6,614	447,635
Tiffany & Co.	8,690	412,688
TJX Companies, Inc. (a)	30,213	1,284,657
Urban Outfitters, Inc.*	9,592	364,784

		15,560,577
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	22,145	875,170
NIKE, Inc. "B"	27,943	2,053,811
Polo Ralph Lauren Corp. (a)	3,912	332,676
VF Corp.	6,120	490,518

		3,752,175
Consumer Staples 11.0%
Beverages 2.5%
Brown-Forman Corp. "B"	7,851	466,742
Coca-Cola Co.	164,053	9,022,915
Coca-Cola Enterprises, Inc.	22,193	613,858
Constellation Brands, Inc. "A"*	12,937	212,684
Dr. Pepper Snapple Group, Inc.	17,732	623,635
Molson Coors Brewing Co. "B"	11,684	491,429
PepsiCo, Inc.	116,314	7,695,314

		19,126,577
Food & Staples Retailing 2.6%
Costco Wholesale Corp. (a)	31,592	1,886,358
CVS Caremark Corp.	99,340	3,631,870
Kroger Co.	45,642	988,606
Safeway, Inc.	27,694	688,473
SUPERVALU, Inc.	15,664	261,276
Sysco Corp. (a)	41,735	1,231,183
Wal-Mart Stores, Inc.	151,790	8,439,524
Walgreen Co. (a)	69,664	2,583,838
Whole Foods Market, Inc.* (a)	12,389	447,862

		20,158,990
Food Products 1.8%
Archer-Daniels-Midland Co.	45,535	1,315,961
Campbell Soup Co.	13,254	468,529
ConAgra Foods, Inc. (a)	32,162	806,301
Dean Foods Co.*	13,900	218,091
General Mills, Inc.	23,313	1,650,327
H.J. Heinz Co. (a)	22,223	1,013,591
Hormel Foods Corp.	5,166	217,024
Kellogg Co.	18,490	987,921
Kraft Foods, Inc. "A"	123,558	3,736,394
McCormick & Co., Inc. (a)	9,558	366,645
Mead Johnson Nutrition Co.	14,715	765,621
Sara Lee Corp.	50,384	701,849
The Hershey Co. (a)	11,774	504,045
The J.M. Smucker Co.	8,375	504,678
Tyson Foods, Inc. "A"	22,800	436,620

		13,693,597
Household Products 2.4%
Clorox Co.	10,105	648,135
Colgate-Palmolive Co.	34,980	2,982,395
Kimberly-Clark Corp. (a)	29,614	1,862,128
Procter & Gamble Co.	207,000	13,096,890

		18,589,548
Personal Products 0.2%
Avon Products, Inc. (a)	30,695	1,039,639
Estee Lauder Companies, Inc. "A" (a)	8,125	527,069

		1,566,708
Tobacco 1.5%
Altria Group, Inc.	148,913	3,055,695
Lorillard, Inc.	10,769	810,260
Philip Morris International, Inc.	133,908	6,984,641
Reynolds American, Inc.	11,823	638,205

		11,488,801
Energy 10.7%
Energy Equipment & Services 1.8%
Baker Hughes, Inc. (a)	21,872	1,024,485
BJ Services Co.	21,436	458,730
Cameron International Corp.*	17,830	764,194
Diamond Offshore Drilling, Inc. (a)	4,994	443,517
FMC Technologies, Inc.* (a)	8,783	567,645
Halliburton Co.	64,360	1,939,167
Helmerich & Payne, Inc. (a)	7,673	292,188
Nabors Industries Ltd.*	19,520	383,178
National-Oilwell Varco, Inc.	29,602	1,201,249
Rowan Companies, Inc.* (a)	7,446	216,753
Schlumberger Ltd. (a)	85,085	5,399,494
Smith International, Inc.	17,764	760,654

		13,451,254
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	35,085	2,555,241
Apache Corp.	24,142	2,450,413
Cabot Oil & Gas Corp. (a)	6,971	256,533
Chesapeake Energy Corp. (a)	47,036	1,111,931
Chevron Corp. (a)	142,921	10,837,699
ConocoPhillips	105,543	5,400,635
CONSOL Energy, Inc.	15,827	675,180
Denbury Resources, Inc.* (a)	28,158	475,026
Devon Energy Corp.	31,785	2,047,908
El Paso Corp.	50,404	546,379
EOG Resources, Inc.	18,066	1,679,054
ExxonMobil Corp. (a)	335,884	22,497,510
Hess Corp.	20,667	1,292,721
Marathon Oil Corp.	50,067	1,584,120
Massey Energy Co.	6,522	341,035
Murphy Oil Corp.	13,855	778,512
Noble Energy, Inc.	12,632	922,136
Occidental Petroleum Corp.	57,746	4,881,847
Peabody Energy Corp.	19,483	890,373
Pioneer Natural Resources Co.	8,518	479,734
Range Resources Corp. (a)	10,970	514,164
Southwestern Energy Co.*	25,025	1,019,018
Spectra Energy Corp. (a)	46,244	1,041,877
Sunoco, Inc.	8,624	256,219
Tesoro Corp. (a)	9,218	128,130
Valero Energy Corp.	40,867	805,080
Williams Companies, Inc.	40,695	940,055
XTO Energy, Inc.	41,519	1,958,866

		68,367,396
Financials 16.2%
Capital Markets 2.7%
Ameriprise Financial, Inc.	18,407	834,942
Bank of New York Mellon Corp.	85,549	2,641,753
Charles Schwab Corp.	69,847	1,305,440
E*TRADE Financial Corp.*	112,425	185,501
Federated Investors, Inc. "B" (a)	5,480	144,562
Franklin Resources, Inc. (a)	10,439	1,157,685
Invesco Ltd.	31,092	681,226
Janus Capital Group, Inc.	12,271	175,353
Legg Mason, Inc. (a)	11,700	335,439
Morgan Stanley	99,453	2,912,978
Northern Trust Corp.	19,404	1,072,265
State Street Corp.	35,114	1,585,046
T. Rowe Price Group, Inc. (a)	18,764	1,030,707
The Goldman Sachs Group, Inc.	37,470	6,393,506

		20,456,403
Commercial Banks 3.1%
BB&T Corp. (a)	48,563	1,572,956
Comerica, Inc. (a)	12,387	471,201
Fifth Third Bancorp.	57,306	778,789
First Horizon National Corp.	15,556	218,565
Huntington Bancshares, Inc.	48,853	262,341
KeyCorp	62,436	483,879
M&T Bank Corp. (a)	5,872	466,119
Marshall & Ilsley Corp.	38,737	311,833
PNC Financial Services Group, Inc.	36,729	2,192,721
Regions Financial Corp. (a)	85,131	668,278
SunTrust Banks, Inc. (a)	34,888	934,650
US Bancorp.	135,793	3,514,323
Wells Fargo & Co. (a)	368,487	11,467,315
Zions Bancorp. (a)	10,736	234,260

		23,577,230
Consumer Finance 0.8%
American Express Co.	85,414	3,524,182
Capital One Financial Corp. (a)	32,596	1,349,800
Discover Financial Services	39,259	584,959
SLM Corp.*	34,806	435,771

		5,894,712
Diversified Financial Services 4.5%
Bank of America Corp. (a)	713,913	12,743,347
Citigroup, Inc.*	1,396,197	5,654,598
CME Group, Inc.	4,710	1,488,878
IntercontinentalExchange, Inc.*	5,088	570,772
JPMorgan Chase & Co.	282,644	12,648,319
Leucadia National Corp.* (a)	14,000	347,340
Moody's Corp. (a)	14,497	431,285
NYSE Euronext	19,244	569,815
The NASDAQ OMX Group, Inc.*	10,800	228,096

		34,682,450
Insurance 3.8%
Aflac, Inc.	33,352	1,810,680
Allstate Corp.	37,572	1,213,951
American International Group, Inc.* (a)	9,224	314,907
Aon Corp.	18,660	796,969
Assurant, Inc.	8,600	295,668
Berkshire Hathaway, Inc. "B"* (a)	117,863	9,578,686
Chubb Corp.	23,323	1,209,298
Cincinnati Financial Corp. (a)	11,163	322,611
Genworth Financial, Inc. "A"* (a)	34,844	639,039
Hartford Financial Services Group, Inc.	31,577	897,418
Lincoln National Corp.	21,224	651,577
Loews Corp.	25,089	935,318
Marsh & McLennan Companies, Inc.	37,617	918,607
MetLife, Inc.	57,995	2,513,503
Principal Financial Group, Inc. (a)	22,157	647,206
Progressive Corp. (a)	46,939	896,066
Prudential Financial, Inc.	33,454	2,023,967
The Travelers Companies, Inc.	37,139	2,003,278
Torchmark Corp.	6,486	347,066
Unum Group	23,650	585,810
XL Capital Ltd. "A"	23,352	441,353

		29,042,978
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	9,197	169,317
AvalonBay Communities, Inc. (REIT) (a)	5,861	506,097
Boston Properties, Inc. (REIT) (a)	9,731	734,107
Equity Residential (REIT) (a)	20,483	801,909
HCP, Inc. (REIT) (a)	20,398	673,134
Health Care REIT, Inc. (REIT) (a)	8,889	402,050
Host Hotels & Resorts, Inc. (REIT) (a)	46,355	679,101
Kimco Realty Corp. (REIT)	28,545	446,444
Plum Creek Timber Co., Inc. (REIT) (a)	11,396	443,418
ProLogis (REIT) (a)	33,947	448,100
Public Storage (REIT) (a)	9,636	886,416
Simon Property Group, Inc. (REIT) (a)	20,731	1,739,331
Ventas, Inc. (REIT) (a)	11,082	526,173
Vornado Realty Trust (REIT) (a)	11,388	862,072

		9,317,669
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"* (a)	18,820	298,297
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	31,021	439,257
People's United Financial, Inc.	26,620	416,337

		855,594
Health Care 11.9%
Biotechnology 1.5%
Amgen, Inc.*	69,528	4,154,993
Biogen Idec, Inc.*	18,931	1,085,882
Celgene Corp.*	32,764	2,030,057
Cephalon, Inc.* (a)	5,500	372,790
Genzyme Corp.*	18,773	973,005
Gilead Sciences, Inc.*	64,499	2,933,415

		11,550,142
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	43,254	2,517,383
Becton, Dickinson & Co.	16,736	1,317,625
Boston Scientific Corp.*	109,831	792,980
C.R. Bard, Inc. (a)	6,939	601,056
CareFusion Corp.*	12,121	320,358
DENTSPLY International, Inc.	10,446	364,043
Hospira, Inc.*	11,336	642,184
Intuitive Surgical, Inc.* (a)	2,781	968,149
Medtronic, Inc.	78,498	3,534,765
St. Jude Medical, Inc.*	22,792	935,612
Stryker Corp. (a)	20,107	1,150,522
Varian Medical Systems, Inc.* (a)	8,502	470,416
Zimmer Holdings, Inc.*	14,828	877,818

		14,492,911
Health Care Providers & Services 2.1%
Aetna, Inc.	30,367	1,066,185
AmerisourceBergen Corp.	20,064	580,251
Cardinal Health, Inc.	25,251	909,794
CIGNA Corp.	19,152	700,580
Coventry Health Care, Inc.* (a)	9,905	244,852
DaVita, Inc.*	7,165	454,261
Express Scripts, Inc.*	19,644	1,998,973
Humana, Inc.*	11,834	553,476
Laboratory Corp. of America Holdings* (a)	7,662	580,090
McKesson Corp.	19,390	1,274,311
Medco Health Solutions, Inc.*	33,269	2,147,847
Patterson Companies, Inc. (a)	7,200	223,560
Quest Diagnostics, Inc.	10,820	630,698
Tenet Healthcare Corp.*	29,264	167,390
UnitedHealth Group, Inc.*	82,390	2,691,681
WellPoint, Inc.*	31,624	2,035,953

		16,259,902
Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	13,210	690,487
Millipore Corp.*	4,165	439,824
PerkinElmer, Inc.	7,669	183,289
Thermo Fisher Scientific, Inc.*	29,328	1,508,632
Waters Corp.* (a)	6,627	447,588

		3,269,820
Pharmaceuticals 6.0%
Abbott Laboratories	110,755	5,834,574
Allergan, Inc.	22,060	1,440,959
Bristol-Myers Squibb Co.	121,886	3,254,356
Eli Lilly & Co. (a)	71,919	2,604,906
Forest Laboratories, Inc.*	21,095	661,539
Johnson & Johnson	195,759	12,763,487
King Pharmaceuticals, Inc.*	16,271	191,347
Merck & Co., Inc.	221,901	8,288,002
Mylan, Inc.* (a)	21,828	495,714
Pfizer, Inc.	574,430	9,851,475
Watson Pharmaceuticals, Inc.*	7,982	333,408

		45,719,767
Industrials 10.3%
Aerospace & Defense 2.9%
Boeing Co. (a)	53,913	3,914,623
General Dynamics Corp.	27,600	2,130,720
Goodrich Corp. (a)	8,665	611,056
Honeywell International, Inc.	54,066	2,447,568
ITT Corp.	13,233	709,421
L-3 Communications Holdings, Inc.	8,132	745,135
Lockheed Martin Corp.	22,439	1,867,373
Northrop Grumman Corp. (a)	21,721	1,424,246
Precision Castparts Corp. (a)	9,928	1,257,977
Raytheon Co.	27,258	1,556,977
Rockwell Collins, Inc.	11,370	711,648
United Technologies Corp. (a)	66,719	4,911,186

		22,287,930
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	11,699	653,389
Expeditors International of Washington, Inc. (a)	14,729	543,795
FedEx Corp.	22,503	2,101,780
United Parcel Service, Inc. "B"	70,351	4,531,308

		7,830,272
Airlines 0.1%
Southwest Airlines Co.	53,573	708,235
Building Products 0.1%
Masco Corp. (a)	26,427	410,147
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	8,386	305,334
Cintas Corp. (a)	8,647	242,894
Iron Mountain, Inc. (a)	13,483	369,434
Pitney Bowes, Inc.	15,288	373,792
R.R. Donnelley & Sons Co.	15,235	325,267
Republic Services, Inc.	23,083	669,869
Stericycle, Inc.* (a)	5,753	313,539
Waste Management, Inc. (a)	34,879	1,200,884

		3,801,013
Construction & Engineering 0.2%
Fluor Corp.	12,395	576,491
Jacobs Engineering Group, Inc.* (a)	8,609	389,041
Quanta Services, Inc.*	15,300	293,148

		1,258,680
Electrical Equipment 0.5%
Emerson Electric Co.	53,296	2,682,920
First Solar, Inc.* (a)	3,571	437,983
Rockwell Automation, Inc.	9,908	558,415
Roper Industries, Inc.	6,721	388,743

		4,068,061
Industrial Conglomerates 2.4%
3M Co.	50,596	4,228,308
General Electric Co.	759,821	13,828,742
Textron, Inc. (a)	19,981	424,197

		18,481,247
Machinery 1.7%
Caterpillar, Inc.	44,696	2,809,144
Cummins, Inc.	14,613	905,275
Danaher Corp.	18,455	1,474,739
Deere & Co.	30,236	1,797,833
Dover Corp.	13,342	623,738
Eaton Corp.	11,506	871,810
Flowserve Corp.	3,779	416,710
Illinois Tool Works, Inc.	27,369	1,296,196
PACCAR, Inc. (a)	25,883	1,121,769
Pall Corp.	8,033	325,256
Parker Hannifin Corp.	11,623	752,473
Snap-on, Inc.	4,493	194,727

		12,589,670
Professional Services 0.1%
Dun & Bradstreet Corp.	3,667	272,898
Equifax, Inc.	8,621	308,632
Robert Half International, Inc. (a)	11,192	340,572

		922,102
Road & Rail 0.7%
CSX Corp.	28,113	1,430,952
Norfolk Southern Corp.	26,295	1,469,628
Ryder System, Inc. (a)	3,313	128,412
Union Pacific Corp. (a)	35,855	2,628,171

		5,657,163
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	8,973	430,614
W.W. Grainger, Inc. (a)	4,483	484,702

		915,316
Information Technology 18.5%
Communications Equipment 2.4%
Cisco Systems, Inc.*	406,801	10,589,030
Harris Corp.	8,954	425,226
JDS Uniphase Corp.*	16,753	209,915
Juniper Networks, Inc.* (a)	37,825	1,160,471
Motorola, Inc.* (a)	167,090	1,172,972
QUALCOMM, Inc.	120,097	5,042,873
Tellabs, Inc.	25,927	196,267

		18,796,754
Computers & Peripherals 5.6%
Apple, Inc.*	64,488	15,150,166
Dell, Inc.*	122,510	1,838,875
EMC Corp.*	146,274	2,638,783
Hewlett-Packard Co. (a)	167,375	8,895,981
International Business Machines Corp.	92,413	11,851,967
Lexmark International, Inc. "A"* (a)	6,068	218,933
NetApp, Inc.*	24,643	802,376
QLogic Corp.* (a)	7,372	149,652
SanDisk Corp.* (a)	16,291	564,157
Teradata Corp.*	11,473	331,455
Western Digital Corp.*	16,746	652,927

		43,095,272
Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc.*	24,418	839,735
Amphenol Corp. "A"	12,348	520,962
Corning, Inc.	111,479	2,252,991
FLIR Systems, Inc.* (a)	10,900	307,380
Jabil Circuit, Inc.	13,089	211,911
Molex, Inc.	8,686	181,190

		4,314,169
Internet Software & Services 1.8%
Akamai Technologies, Inc.* (a)	12,565	394,667
eBay, Inc.*	80,390	2,166,510
Google, Inc. "A"*	17,207	9,756,541
Monster Worldwide, Inc.* (a)	9,785	162,529
VeriSign, Inc.* (a)	12,774	332,252
Yahoo!, Inc.*	83,893	1,386,751

		14,199,250
IT Services 1.5%
Automatic Data Processing, Inc.	35,782	1,591,226
Cognizant Technology Solutions Corp. "A"* (a)	21,478	1,094,948
Computer Sciences Corp.*	11,006	599,717
Fidelity National Information Services, Inc.	22,642	530,728
Fiserv, Inc.* (a)	11,075	562,167
MasterCard, Inc. "A" (a)	6,925	1,758,950
Paychex, Inc. (a)	23,325	716,078
SAIC, Inc.*	21,896	387,559
Total System Services, Inc.	12,847	201,184
Visa, Inc. "A"	31,802	2,894,936
Western Union Co.	48,113	815,997

		11,153,490
Office Electronics 0.1%
Xerox Corp.	98,114	956,611
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	40,049	371,254
Altera Corp. (a)	21,202	515,421
Analog Devices, Inc.	21,656	624,126
Applied Materials, Inc.	96,696	1,303,462
Broadcom Corp. "A" (a)	31,081	1,031,267
Intel Corp.	391,552	8,715,947
KLA-Tencor Corp.	12,678	392,004
Linear Technology Corp. (a)	16,004	452,593
LSI Corp.* (a)	45,703	279,702
MEMC Electronic Materials, Inc.*	16,915	259,307
Microchip Technology, Inc. (a)	13,632	383,877
Micron Technology, Inc.* (a)	61,199	635,858
National Semiconductor Corp.	16,528	238,830
Novellus Systems, Inc.* (a)	6,031	150,775
NVIDIA Corp.* (a)	40,179	698,311
Teradyne, Inc.* (a)	13,404	149,723
Texas Instruments, Inc. (a)	86,978	2,128,352
Xilinx, Inc. (a)	19,888	507,144

		18,837,953
Software 4.0%
Adobe Systems, Inc.*	36,843	1,303,137
Autodesk, Inc.*	15,760	463,659
BMC Software, Inc.*	12,922	491,036
CA, Inc.	28,213	662,159
Citrix Systems, Inc.* (a)	13,165	624,942
Compuware Corp.*	14,854	124,774
Electronic Arts, Inc.*	23,203	432,968
Intuit, Inc.* (a)	21,747	746,792
McAfee, Inc.*	11,331	454,713
Microsoft Corp.	543,117	15,897,035
Novell, Inc.*	27,236	163,144
Oracle Corp.	277,886	7,138,891
Red Hat, Inc.*	13,907	407,058
Salesforce.com, Inc.* (a)	8,085	601,928
Symantec Corp.*	56,792	960,921

		30,473,157
Materials 3.4%
Chemicals 1.8%
Air Products & Chemicals, Inc.	15,047	1,112,726
Airgas, Inc.	5,932	377,394
CF Industries Holdings, Inc.	3,252	296,517
Dow Chemical Co.	81,630	2,413,799
E.I. du Pont de Nemours & Co.	64,787	2,412,668
Eastman Chemical Co.	4,980	317,126
Ecolab, Inc. (a)	17,248	758,050
FMC Corp.	5,229	316,564
International Flavors & Fragrances, Inc.	5,362	255,606
Monsanto Co.	39,056	2,789,379
PPG Industries, Inc. (a)	11,898	778,129
Praxair, Inc.	21,972	1,823,676
Sigma-Aldrich Corp. (a)	8,545	458,525

		14,110,159
Construction Materials 0.1%
Vulcan Materials Co. (a)	9,022	426,199
Containers & Packaging 0.2%
Ball Corp.	6,470	345,369
Bemis Co., Inc.	7,872	226,084
Owens-Illinois, Inc.* (a)	12,366	439,488
Pactiv Corp.*	8,734	219,922
Sealed Air Corp.	10,554	222,478

		1,453,341
Metals & Mining 1.1%
AK Steel Holding Corp.	7,385	168,821
Alcoa, Inc.	73,662	1,048,947
Allegheny Technologies, Inc. (a)	7,333	395,909
Cliffs Natural Resources, Inc.	9,366	664,518
Freeport-McMoRan Copper & Gold, Inc.	30,413	2,540,702
Newmont Mining Corp.	34,952	1,780,105
Nucor Corp.	22,062	1,001,173
Titanium Metals Corp.* (a)	6,700	111,153
United States Steel Corp. (a)	10,309	654,828

		8,366,156
Paper & Forest Products 0.2%
International Paper Co.	31,531	775,978
MeadWestvaco Corp. (a)	11,621	296,917
Weyerhaeuser Co. (a)	14,720	666,374

		1,739,269
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	419,567	10,841,611
CenturyTel, Inc. (a)	21,397	758,738
Frontier Communications Corp. (a)	19,313	143,689
Qwest Communications International, Inc. (a)	106,400	555,408
Verizon Communications, Inc.	201,907	6,263,155
Windstream Corp. (a)	33,559	365,458

		18,928,059
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	28,802	1,227,253
MetroPCS Communications, Inc.* (a)	17,388	123,107
Sprint Nextel Corp.* (a)	215,880	820,344

		2,170,704
Utilities 3.4%
Electric Utilities 1.8%
Allegheny Energy, Inc. (a)	12,792	294,216
American Electric Power Co., Inc.	33,709	1,152,174
Duke Energy Corp. (a)	92,604	1,511,297
Edison International	23,749	811,503
Entergy Corp.	13,726	1,116,610
Exelon Corp.	46,155	2,022,050
FirstEnergy Corp.	20,889	816,551
FPL Group, Inc.	29,287	1,415,441
Northeast Utilities	12,300	339,972
Pepco Holdings, Inc.	16,900	289,835
Pinnacle West Capital Corp.	7,608	287,050
PPL Corp.	27,270	755,652
Progress Energy, Inc. (a)	20,186	794,521
Southern Co.	58,588	1,942,778

		13,549,650
Gas Utilities 0.2%
EQT Corp.	8,874	363,834
Nicor, Inc.	3,584	150,241
ONEOK, Inc.	7,512	342,923
Questar Corp.	12,059	520,949

		1,377,947
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	48,334	531,674
Constellation Energy Group, Inc.	14,435	506,813
NRG Energy, Inc.*	18,801	392,941

		1,431,428
Multi-Utilities 1.2%
Ameren Corp.	16,997	443,282
CenterPoint Energy, Inc.	27,872	400,242
CMS Energy Corp. (a)	16,028	247,793
Consolidated Edison, Inc. (a)	20,344	906,122
Dominion Resources, Inc. (a)	42,513	1,747,709
DTE Energy Co. (a)	12,250	546,350
Integrys Energy Group, Inc. (a)	5,083	240,833
NiSource, Inc.	18,623	294,243
PG&E Corp. (a)	26,971	1,144,110
Public Service Enterprise Group, Inc.	35,662	1,052,742
SCANA Corp.	7,809	293,540
Sempra Energy	17,857	891,064
TECO Energy, Inc. (a)	14,226	226,051
Wisconsin Energy Corp. (a)	7,858	388,264
Xcel Energy, Inc.	33,520	710,624

		9,532,969

Total Common Stocks (Cost $720,794,060)		751,670,592

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.122% **, 5/6/2010 (b) (Cost $1,944,786)	1,945,000	1,944,735

	Shares	Value ($)
Securities Lending Collateral 13.4%
Daily Assets Fund Institutional, 0.22% © (d) (Cost $102,909,912)	102,909,912	102,909,912
Cash Equivalents 1.7%
Central Cash Management Fund, 0.16% © (Cost $13,282,608)	13,282,608	13,282,608

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $838,931,366) †	113.4	869,807,847
Other Assets and Liabilities, Net	(13.4)	(102,573,624)

Net Assets	100.0	767,234,223

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $863,674,242.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $6,133,605.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $141,649,131 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $135,515,526.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $99,985,798 which is 13.0% of net assets.
(b)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	6/17/2010	54	15,730,200	248,421

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$751,670,592	$—	$—	$751,670,592
Short-Term Investments(e)	116,192,520	1,944,735	—	118,137,255
Derivatives(f)	248,421	—	—	248,421
Total	$868,111,533	$1,944,735	$—	$870,056,268

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$248,421

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010